Related Party Transactions	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due to related parties as of September 30, 2024 and March 31, 2024 were as follows:

	September 30, 2024 (Unaudited)	March 31, 2024

Jiangsu Health Pharmaceutical	$7,447,077	$1,047,550
	$7,447,077	$1,047,550

The payable amount to Jiangsu Health Pharmaceutical of $7,447,077 as of September 30, 2024 consisted of a long-term deposit of $8,549,932 that Jiangsu Health Pharmaceutical advanced on behalf of the Company for acquiring a certain percentage of ownership in a target company (Note 8 – Long-term Deposit), net of other receivables of $1,102,855. The related party balances were presented on a net basis in the condensed consolidated financial statements.

Related party transactions

1) Revenues generated from related parties

The company sells several TCMP products to related companies based on terms and conditions mutually agreed between the relevant parties. These related party transactions were conducted in the ordinary course of business of the Company.

For the six months ended September 30, 2024 and 2023, the Company generated revenues of $1,592 and $Nil, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the six months ended September 30, 2024 and 2023, the Company generated revenues of $1,624 and $2,244, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.

For the six months ended September 30, 2024 and 2023, the Company generated revenue of $943 and $10,534, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

2) Other related party transactions

For the six months ended September 30, 2024, the Company received $6,212,345 from Jiangsu Health Pharmaceutical. For the six months ended September 30, 2023, the Company repaid $4,582,113 to Jiangsu Health Pharmaceutical, Feng Zhou and other related parties.

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the six months ended September 30, 2024 and 2023, the Company recorded operating lease expenses of $34,739 and $35,098, respectively.

Guarantee

For the six months ended September 30, 2024 and 2023, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 17.